UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  12/31

Date of reporting period: 3/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS U.S. Bond Index Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 16.6%
Consumer Discretionary 1.1%
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013	90,000	104,323
Comcast Corp.:
5.7%, 5/15/2018 (a)	225,000	238,565
5.85%, 11/15/2015	50,000	54,788
6.4%, 5/15/2038	75,000	76,105
6.45%, 3/15/2037	170,000	173,122
6.95%, 8/15/2037	150,000	162,273
Cox Communications, Inc., 7.125%, 10/1/2012	100,000	111,766
DirecTV Holdings LLC:
144A, 3.55%, 3/15/2015	150,000	147,592
144A, 5.875%, 10/1/2019	100,000	104,069
6.375%, 6/15/2015	40,000	41,550
Hasbro, Inc., 6.35%, 3/15/2040	100,000	98,805
Home Depot, Inc., 5.4%, 3/1/2016	300,000	324,179
Johnson Controls, Inc., 5.0%, 3/30/2020	150,000	149,638
Lowe's Companies, Inc., 5.0%, 10/15/2015	125,000	136,858
McDonald's Corp.:
Series I, 5.8%, 10/15/2017	175,000	195,211
Series I, 6.3%, 10/15/2037	75,000	81,212
McGraw-Hill Companies, Inc., 5.9%, 11/15/2017 (a)	50,000	52,820
News America Holdings, Inc., 9.25%, 2/1/2013	100,000	117,503
News America, Inc.:
6.4%, 12/15/2035	50,000	51,058
6.65%, 11/15/2037	100,000	105,171
6.9%, 3/1/2019 (a)	100,000	113,646
6.9%, 8/15/2039	50,000	54,583
Nordstrom, Inc., 6.25%, 1/15/2018 (a)	150,000	165,032
R.R. Donnelley & Sons Co., 5.5%, 5/15/2015	25,000	25,113
Target Corp.:
5.375%, 5/1/2017	200,000	216,641
5.875%, 3/1/2012	100,000	108,444
7.0%, 1/15/2038	75,000	86,695
TCI Communications, Inc., 7.125%, 2/15/2028	100,000	106,317
Time Warner Cable, Inc.:
5.85%, 5/1/2017	450,000	481,838
6.75%, 6/15/2039 (a)	225,000	236,027
Time Warner, Inc.:
4.875%, 3/15/2020	100,000	97,703
5.875%, 11/15/2016	350,000	382,389
6.625%, 5/15/2029	10,000	10,544
6.95%, 1/15/2028	30,000	32,613
7.7%, 5/1/2032	25,000	28,854
VF Corp., 6.45%, 11/1/2037	20,000	20,927
Viacom, Inc.:
6.25%, 4/30/2016	25,000	27,620
6.875%, 4/30/2036	100,000	106,018
Walt Disney Co.:
Series B, 5.875%, 12/15/2017 (a)	50,000	55,274
6.2%, 6/20/2014	75,000	84,539
Series B, 6.375%, 3/1/2012	25,000	27,398
Whirlpool Corp., 5.5%, 3/1/2013 (a)	100,000	104,674
Yum! Brands, Inc., 6.25%, 4/15/2016	50,000	55,535

		5,155,032
Consumer Staples 1.3%
Altria Group, Inc.:
9.25%, 8/6/2019	125,000	151,891
9.7%, 11/10/2018	100,000	122,963
10.2%, 2/6/2039	100,000	134,069
Anheuser-Busch Companies, Inc.:
4.95%, 1/15/2014 (a)	100,000	106,274
5.5%, 1/15/2018	25,000	26,362
5.95%, 1/15/2033	50,000	49,686
Anheuser-Busch InBev Worldwide, Inc., 4.125%, 1/15/2015	200,000	205,780
Bottling Group LLC:
5.0%, 11/15/2013	50,000	53,835
5.5%, 4/1/2016	50,000	54,958
Coca-Cola Co., 4.875%, 3/15/2019	150,000	156,004
Coca-Cola Enterprises, Inc.:
6.75%, 9/15/2028 (a)	50,000	57,373
7.375%, 3/3/2014	100,000	116,842
8.5%, 2/1/2022	75,000	97,029
ConAgra Foods, Inc.:
7.0%, 4/15/2019	50,000	57,663
7.125%, 10/1/2026	100,000	109,574
Costco Wholesale Corp., 5.5%, 3/15/2017	125,000	137,171
CVS Caremark Corp.:
5.75%, 6/1/2017	100,000	107,839
6.25%, 6/1/2027	100,000	103,844
Diageo Capital PLC:
5.125%, 1/30/2012	25,000	26,531
5.75%, 10/23/2017	200,000	216,698
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018	100,000	114,241
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	20,000	20,025
Fortune Brands, Inc.:
4.875%, 12/1/2013	50,000	51,958
5.375%, 1/15/2016	100,000	104,185
General Mills, Inc.:
5.2%, 3/17/2015	25,000	27,139
5.65%, 9/10/2012	25,000	27,252
5.7%, 2/15/2017	50,000	54,239
6.0%, 2/15/2012	48,000	52,226
Kellogg Co.:
4.15%, 11/15/2019	150,000	148,123
5.125%, 12/3/2012	50,000	54,151
Series B, 7.45%, 4/1/2031	50,000	60,841
Kimberly-Clark Corp.:
5.625%, 2/15/2012	50,000	54,068
6.625%, 8/1/2037	150,000	171,137
Kraft Foods, Inc.:
5.625%, 11/1/2011	50,000	53,105
6.125%, 2/1/2018	250,000	273,597
6.25%, 6/1/2012	40,000	43,775
6.5%, 8/11/2017	100,000	112,015
Kroger Co.:
3.9%, 10/1/2015 (a)	100,000	101,226
5.5%, 2/1/2013	75,000	80,990
8.0%, 9/15/2029	50,000	60,924
Mead Johnson Nutrition Co.:
144A, 4.9%, 11/1/2019	50,000	49,622
144A, 5.9%, 11/1/2039	25,000	24,351
Pepsi Bottling Group, Inc., Series B, 7.0%, 3/1/2029	25,000	29,470
PepsiCo, Inc.:
3.1%, 1/15/2015 (a)	150,000	151,592
4.65%, 2/15/2013	100,000	107,871
5.0%, 6/1/2018	100,000	105,383
Philip Morris International, Inc.:
5.65%, 5/16/2018	150,000	161,501
6.375%, 5/16/2038	25,000	27,200
Procter & Gamble Co.:
4.7%, 2/15/2019	200,000	205,108
4.85%, 12/15/2015	150,000	164,472
Reynolds American, Inc., 7.625%, 6/1/2016 (a)	75,000	84,270
Safeway, Inc., 5.0%, 8/15/2019	100,000	100,887
Sara Lee Corp., 3.875%, 6/15/2013	100,000	104,012
Sysco Corp., 6.625%, 3/17/2039	50,000	57,697
Wal-Mart Stores, Inc.:
4.25%, 4/15/2013	50,000	53,363
5.25%, 9/1/2035	300,000	286,625
5.875%, 4/5/2027	50,000	52,964
6.2%, 4/15/2038	100,000	107,690
Walgreen Co., 5.25%, 1/15/2019	150,000	159,413

		5,791,094
Energy 1.2%
Alabama Power Co., 5.7%, 2/15/2033 (a)	50,000	49,888
Alberta Energy Co., Ltd.:
7.375%, 11/1/2031	50,000	56,501
7.65%, 9/15/2010	10,000	10,271
Anadarko Petroleum Corp.:
5.95%, 9/15/2016 (a)	100,000	108,947
6.2%, 3/15/2040	100,000	98,391
Apache Corp., 6.0%, 1/15/2037	100,000	105,218
Buckeye Partners LP, 6.05%, 1/15/2018	50,000	53,094
Burlington Resources, Inc., 7.375%, 3/1/2029	50,000	57,644
Canadian Natural Resources Ltd.:
5.45%, 10/1/2012 (a)	25,000	26,877
5.7%, 5/15/2017 (a)	100,000	106,706
6.25%, 3/15/2038	25,000	25,851
Conoco Funding Co., 6.35%, 10/15/2011	100,000	107,871
Conoco, Inc., 6.95%, 4/15/2029	150,000	172,171
ConocoPhillips:
4.6%, 1/15/2015	200,000	214,497
5.75%, 2/1/2019	100,000	109,010
6.5%, 2/1/2039	200,000	223,412
DCP Midstream LLC, 8.125%, 8/16/2030	25,000	29,494
Devon Energy Corp., 6.3%, 1/15/2019 (a)	50,000	55,808
El Paso Natural Gas Co., 5.95%, 4/15/2017	150,000	156,252
EnCana Corp.:
4.75%, 10/15/2013	50,000	53,548
5.9%, 12/1/2017	150,000	162,319
Energy Transfer Partners LP:
6.125%, 2/15/2017	25,000	26,869
6.625%, 10/15/2036	25,000	25,171
9.0%, 4/15/2019	125,000	153,489
Enterprise Products Operating LLC:
Series G, 5.6%, 10/15/2014	50,000	54,119
Series L, 6.3%, 9/15/2017	150,000	164,772
Series D, 6.875%, 3/1/2033	25,000	26,760

Halliburton Co.:
5.9%, 9/15/2018	75,000	82,415
6.7%, 9/15/2038	75,000	83,555
7.45%, 9/15/2039	50,000	61,005
Hess Corp., 7.125%, 3/15/2033	25,000	28,074
Kinder Morgan Energy Partners LP:
6.85%, 2/15/2020	125,000	140,228
6.95%, 1/15/2038	150,000	162,485
7.3%, 8/15/2033	50,000	55,738
7.4%, 3/15/2031	50,000	56,220
Marathon Global Funding Corp., 6.0%, 7/1/2012 (a)	150,000	162,837
Nexen, Inc.:
7.5%, 7/30/2039	150,000	171,102
7.875%, 3/15/2032 (a)	50,000	57,865
ONEOK, Inc., 5.2%, 6/15/2015	50,000	53,243
ONEOK Partners LP:
6.15%, 10/1/2016	75,000	80,542
8.625%, 3/1/2019 (a)	25,000	30,871
Petro-Canada:
5.95%, 5/15/2035	100,000	97,864
6.8%, 5/15/2038	50,000	53,497
Plains All American Pipeline LP:
5.75%, 1/15/2020	50,000	51,273
6.5%, 5/1/2018	100,000	108,955
PPL Energy Supply LLC, 6.4%, 11/1/2011	25,000	26,742
Statoil ASA, 5.25%, 4/15/2019	200,000	208,865
Suncor Energy, Inc., 5.95%, 12/1/2034	50,000	49,127
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	50,000	49,819
6.2%, 10/15/2037	50,000	51,841
6.35%, 5/15/2067	25,000	23,787
6.5%, 8/15/2018	150,000	169,993
Transcontinental Gas Pipe Line Corp.:
Series B, 7.0%, 8/15/2011	50,000	53,385
Series B, 8.875%, 7/15/2012	25,000	28,547
Transocean, Inc.:
6.0%, 3/15/2018	50,000	54,428
6.8%, 3/15/2038	25,000	28,072
Union Pacific Resources Group, Inc., 7.5%, 10/15/2026	60,000	64,501
Valero Energy Corp.:
6.625%, 6/15/2037	35,000	33,287
6.875%, 4/15/2012	50,000	54,184
7.5%, 4/15/2032	25,000	25,765
Weatherford International Ltd.:
5.5%, 2/15/2016	50,000	53,278
6.0%, 3/15/2018 (a)	200,000	208,871
Williams Companies, Inc., 8.75%, 3/15/2032	37,000	45,079
XTO Energy, Inc.:
5.3%, 6/30/2015	50,000	54,883
6.25%, 4/15/2013	25,000	27,914
6.25%, 8/1/2017	100,000	113,659

		5,398,746
Financials 7.7%
ACE INA Holdings, Inc., 6.7%, 5/15/2036	50,000	56,084
Allstate Corp., 5.35%, 6/1/2033	50,000	46,876
Allstate Life Global Funding Trusts, 5.375%, 4/30/2013	200,000	217,870
American Express Co.:
4.875%, 7/15/2013	75,000	79,107
5.25%, 9/12/2011 (a)	250,000	261,128
6.15%, 8/28/2017	175,000	188,900
7.0%, 3/19/2018	100,000	113,579
8.125%, 5/20/2019	175,000	211,960
American International Group, Inc.:
4.25%, 5/15/2013	100,000	98,158
5.05%, 10/1/2015	100,000	92,868
Series G, 5.85%, 1/16/2018	50,000	46,458
Ameriprise Financial, Inc., 5.3%, 3/15/2020	150,000	151,746
Apache Finance Canada Corp., 7.75%, 12/15/2029	25,000	30,176
Asian Development Bank, 4.5%, 9/4/2012	500,000	532,635
Assurant, Inc., 5.625%, 2/15/2014	25,000	25,958
AvalonBay Communities, Inc., 6.125%, 11/1/2012 (a)	16,000	17,327
AXA SA, 8.6%, 12/15/2030	50,000	60,628
Bank of America Corp.:
4.5%, 4/1/2015	100,000	100,834
4.75%, 8/1/2015	100,000	101,096
4.9%, 5/1/2013	100,000	104,618
5.125%, 11/15/2014	200,000	207,389
5.375%, 6/15/2014	130,000	136,448
5.625%, 10/14/2016	100,000	103,536
5.75%, 8/15/2016	100,000	102,446
5.75%, 12/1/2017	425,000	435,741
6.25%, 4/15/2012 (a)	150,000	161,410
7.625%, 6/1/2019	100,000	114,386
Bank of America NA:
5.3%, 3/15/2017	250,000	247,475
6.0%, 10/15/2036	100,000	92,531
Bank of New York Mellon Corp.:
4.3%, 5/15/2014	100,000	105,269
Series G, 4.95%, 11/1/2012	25,000	27,105
5.45%, 5/15/2019	40,000	42,422
5.5%, 12/1/2017	50,000	51,928
Bank of Tokyo-Mitsubishi UFJ Ltd., 7.4%, 6/15/2011	10,000	10,681
Bank One Corp., 7.625%, 10/15/2026	50,000	57,076
Barclays Bank PLC:
5.125%, 1/8/2020	150,000	147,910
5.45%, 9/12/2012	200,000	215,598
6.75%, 5/22/2019	150,000	165,944
BB&T Capital Trust II, 6.75%, 6/7/2036	25,000	24,890
BB&T Corp., 5.2%, 12/23/2015	150,000	156,962
Bear Stearns Companies LLC:
5.3%, 10/30/2015	150,000	159,688
5.7%, 11/15/2014	100,000	108,901
7.25%, 2/1/2018	285,000	329,372
Berkshire Hathaway Finance Corp.:
4.625%, 10/15/2013	150,000	161,844
5.75%, 1/15/2040	200,000	197,845
BHP Billiton Finance (USA) Ltd.:
5.4%, 3/29/2017	150,000	162,127
5.5%, 4/1/2014	50,000	55,018
6.5%, 4/1/2019	50,000	57,165
BlackRock, Inc., 3.5%, 12/10/2014 (a)	200,000	202,457
Boston Properties LP (REIT):
5.875%, 10/15/2019 (a)	100,000	103,810
6.25%, 1/15/2013	50,000	54,192
BP Capital Markets PLC, 4.75%, 3/10/2019 (a)	350,000	359,779
British Transco Finance, Inc., 6.625%, 6/1/2018	100,000	111,949
Bunge Ltd. Finance Corp., 5.35%, 4/15/2014	50,000	52,190
Capital One Financial Corp., 7.375%, 5/23/2014	250,000	285,683
Caterpillar Financial Services Corp.:
Series F, 4.75%, 2/17/2015	50,000	53,559
5.45%, 4/15/2018	100,000	105,793
6.125%, 2/17/2014	150,000	169,042
Charles Schwab Corp., 4.95%, 6/1/2014	50,000	53,311
Charter One Bank NA, 6.375%, 5/15/2012 (a)	10,000	10,335
China Development Bank Corp., 5.0%, 10/15/2015	50,000	53,453
Chubb Corp.:
6.0%, 11/15/2011	10,000	10,717
6.0%, 5/11/2037	75,000	76,928
Series 1, 6.5%, 5/15/2038	25,000	27,263
Citigroup, Inc.:
5.0%, 9/15/2014	125,000	124,824
5.125%, 5/5/2014 (a)	100,000	102,176
5.25%, 2/27/2012	50,000	52,365
5.3%, 1/7/2016 (a)	100,000	101,872
5.5%, 4/11/2013	450,000	472,851
5.5%, 2/15/2017 (a)	100,000	98,803
5.875%, 2/22/2033	100,000	86,285
6.0%, 8/15/2017	50,000	51,146
6.0%, 10/31/2033	100,000	87,682
6.125%, 11/21/2017	275,000	282,884
6.125%, 5/15/2018	100,000	102,179
6.5%, 8/19/2013	100,000	107,801
6.625%, 6/15/2032	75,000	70,086
8.125%, 7/15/2039	100,000	115,440
8.5%, 5/22/2019	100,000	116,719
Corp. Andina de Fomento:
5.2%, 5/21/2013 (a)	75,000	79,323
6.875%, 3/15/2012	10,000	10,811
Credit Suisse (USA), Inc.:
4.875%, 1/15/2015 (a)	150,000	159,051
5.125%, 8/15/2015 (a)	25,000	26,773
5.375%, 3/2/2016 (a)	50,000	53,216
6.125%, 11/15/2011	100,000	107,430
6.5%, 1/15/2012	150,000	163,090
7.125%, 7/15/2032	50,000	58,638
Credit Suisse AG, 5.4%, 1/14/2020	200,000	201,563
Credit Suisse New York:
5.0%, 5/15/2013	200,000	214,955
6.0%, 2/15/2018	100,000	105,878
Daimler Finance NA LLC, 6.5%, 11/15/2013	75,000	83,148
Deutsche Telekom International Finance BV:
5.75%, 3/23/2016	300,000	322,501
5.875%, 8/20/2013	100,000	109,054
Devon Financing Corp., ULC, 6.875%, 9/30/2011	100,000	107,901
Diageo Finance BV, 5.5%, 4/1/2013	50,000	54,528
Dow Capital BV, 9.2%, 6/1/2010	50,000	50,451
Eksportfinans ASA, 5.0%, 2/14/2012	100,000	106,714
ERP Operating LP, 6.625%, 3/15/2012	125,000	135,150
European Investment Bank:
2.375%, 3/14/2014	1,200,000	1,199,363
4.25%, 7/15/2013 (a)	200,000	213,870
4.625%, 5/15/2014	450,000	487,306
4.875%, 2/15/2036	200,000	197,900
5.125%, 5/30/2017 (a)	50,000	54,932
Fifth Third Bancorp.:
4.5%, 6/1/2018	50,000	45,873
5.45%, 1/15/2017	25,000	24,721
FleetBoston Financial Corp., 6.875%, 1/15/2028	45,000	44,799
General Electric Capital Corp.:
Series A, 3.75%, 11/14/2014 (a)	300,000	303,925
Series A, 4.875%, 3/4/2015 (a)	475,000	499,140
Series A, 5.0%, 1/8/2016 (a)	150,000	157,315
5.45%, 1/15/2013	450,000	486,973
5.625%, 5/1/2018	500,000	522,506
Series A, 5.875%, 2/15/2012	200,000	214,986
5.875%, 1/14/2038	150,000	142,612
Series A, 6.15%, 8/7/2037	125,000	122,238
Series A, 6.75%, 3/15/2032	100,000	105,798
Genworth Financial, Inc., 5.75%, 6/15/2014	25,000	25,537
H.J. Heinz Finance Co.:
6.0%, 3/15/2012 (a)	25,000	27,024
6.625%, 7/15/2011	25,000	26,636
6.75%, 3/15/2032	50,000	53,963
Hartford Financial Services Group, Inc.:
4.625%, 7/15/2013 (a)	50,000	51,763
5.95%, 10/15/2036	25,000	22,182
HCP, Inc., (REIT), 6.0%, 1/30/2017	50,000	49,803
HSBC Bank USA NA:
4.625%, 4/1/2014	50,000	52,169
7.0%, 1/15/2039	50,000	54,830
HSBC Finance Corp.:
4.75%, 7/15/2013 (a)	50,000	52,513
5.0%, 6/30/2015	50,000	52,069
5.5%, 1/19/2016 (a)	100,000	105,045
6.375%, 10/15/2011	50,000	53,199
6.375%, 11/27/2012	50,000	54,760
7.0%, 5/15/2012	100,000	109,053
HSBC Holdings PLC:
5.25%, 12/12/2012 (a)	107,000	114,441
6.5%, 5/2/2036	200,000	206,095
Inter-American Development Bank, 3.875%, 9/17/2019	500,000	501,187
International Finance Corp.:
4.75%, 4/25/2012 (a)	50,000	53,137
5.125%, 5/2/2011	50,000	51,970
Jefferies Group, Inc., 8.5%, 7/15/2019	100,000	110,934
John Deere Capital Corp.:
2.95%, 3/9/2015	150,000	149,954
4.9%, 9/9/2013	100,000	108,065
7.0%, 3/15/2012	100,000	110,607
JPMorgan Chase & Co.:
4.75%, 5/1/2013	100,000	106,588
5.125%, 9/15/2014	350,000	369,740
6.0%, 1/15/2018	350,000	379,996
6.125%, 6/27/2017	50,000	53,823
6.3%, 4/23/2019	100,000	110,356
JPMorgan Chase Bank NA, 5.875%, 6/13/2016	250,000	268,955
JPMorgan Chase Capital XV, 5.875%, 3/15/2035	225,000	204,733
KeyBank NA, 5.45%, 3/3/2016	25,000	24,581
M&T Bank Corp., 5.375%, 5/24/2012	25,000	26,449
Marsh & McLennan Companies, Inc.:
5.375%, 7/15/2014 (a)	50,000	51,720
5.75%, 9/15/2015	50,000	52,950
Mellon Funding Corp., 5.0%, 12/1/2014	50,000	53,695
Merrill Lynch & Co., Inc.:
5.0%, 2/3/2014	25,000	25,495
Series C, 5.0%, 1/15/2015	125,000	127,859
Series C, 5.45%, 2/5/2013	100,000	105,801
Series C, 6.05%, 8/15/2012	200,000	213,601
6.05%, 5/16/2016	50,000	50,983
6.22%, 9/15/2026	50,000	48,254
Series C, 6.4%, 8/28/2017	50,000	52,696
6.5%, 7/15/2018 (a)	50,000	52,236
MetLife, Inc.:
5.0%, 6/15/2015	175,000	183,499
6.125%, 12/1/2011	25,000	26,747
6.4%, 12/15/2036	25,000	22,375
Morgan Stanley:
4.2%, 11/20/2014	100,000	100,221
4.75%, 4/1/2014	500,000	510,538
5.3%, 3/1/2013	100,000	106,424
5.45%, 1/9/2017	100,000	101,391
Series F, 5.55%, 4/27/2017	300,000	306,822
Series F, 5.625%, 9/23/2019	300,000	298,942
Series F, 6.0%, 4/28/2015	150,000	160,682
6.6%, 4/1/2012	100,000	108,497
7.3%, 5/13/2019	125,000	138,101
National City Corp., 4.9%, 1/15/2015	100,000	104,456
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	100,000	119,139
Nationwide Financial Services, 5.9%, 7/1/2012	25,000	26,197
NiSource Finance Corp.:
5.25%, 9/15/2017	75,000	75,377
5.45%, 9/15/2020	75,000	74,341
Nordic Investment Bank, 5.0%, 2/1/2017 (a)	150,000	162,214
Novartis Capital Corp., 4.4%, 4/24/2020 (a)	150,000	149,961
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	300,000	317,964
OneBeacon US Holdings, Inc., 5.875%, 5/15/2013	50,000	51,461
Petrobras International Finance Co., 5.75%, 1/20/2020	250,000	256,123
PNC Funding Corp.:
4.25%, 9/21/2015	150,000	154,509
6.7%, 6/10/2019	100,000	111,742
Principal Life Income Funding Trust, 5.1%, 4/15/2014	25,000	26,197
ProLogis, (REIT), 5.75%, 4/1/2016	25,000	24,490
Protective Life Corp.:
7.375%, 10/15/2019	50,000	53,111
8.45%, 10/15/2039	50,000	52,438
Protective Life Secured Trusts, Series 2004-A, 4.0%, 4/1/2011	25,000	25,568
Prudential Financial, Inc.:
Series D, 3.875%, 1/14/2015	100,000	99,812
Series B, 5.1%, 9/20/2014	100,000	105,623
Series B, 5.75%, 7/15/2033 (a)	25,000	23,712
Series D, 6.625%, 12/1/2037	50,000	52,448
7.375%, 6/15/2019	100,000	114,679
Regions Financial Corp., 6.375%, 5/15/2012	50,000	50,154
Rio Tinto Finance (USA) Ltd., 9.0%, 5/1/2019	200,000	256,686
Royal Bank of Canada, 5.65%, 7/20/2011	50,000	53,167
Royal Bank of Scotland Group PLC, 5.05%, 1/8/2015	100,000	94,686
Shell International Finance BV:
4.3%, 9/22/2019	200,000	197,200
6.375%, 12/15/2038	250,000	275,301
Simon Property Group LP (REIT):
5.1%, 6/15/2015	50,000	51,351
5.25%, 12/1/2016 (a)	100,000	99,099
6.125%, 5/30/2018	130,000	134,492
SLM Corp., Series A, 5.0%, 10/1/2013	25,000	23,884
State Street Corp., 4.3%, 5/30/2014	100,000	105,835
Svensk Exportkredit AB, Series D, 4.875%, 9/29/2011	100,000	105,492
Swiss Re Solutions Holding Corp., 6.45%, 3/1/2019 (a)	150,000	154,306
Telecom Italia Capital SA:
5.25%, 10/1/2015	175,000	179,181
6.375%, 11/15/2033	75,000	69,478
7.721%, 6/4/2038	100,000	107,288
The Goldman Sachs Group, Inc.:
5.125%, 1/15/2015	275,000	290,076
5.15%, 1/15/2014	100,000	106,066
5.35%, 1/15/2016	125,000	131,678
5.375%, 3/15/2020	100,000	99,075
5.625%, 1/15/2017	25,000	25,618
5.95%, 1/18/2018	50,000	52,457
6.0%, 5/1/2014 (a)	400,000	437,994
6.125%, 2/15/2033 (a)	50,000	49,420
6.15%, 4/1/2018	150,000	158,712
6.25%, 9/1/2017	200,000	215,082
6.6%, 1/15/2012 (a)	100,000	108,505
6.75%, 10/1/2037	400,000	399,498
The International Bank for Reconstruction & Development:
2.0%, 4/2/2012	250,000	254,372
4.75%, 2/15/2035	25,000	24,184
5.0%, 4/1/2016	50,000	55,074
8.625%, 10/15/2016	100,000	128,858
The Travelers Companies, Inc.:
6.25%, 6/15/2037	150,000	158,675
6.75%, 6/20/2036	50,000	54,760
Tyco International Finance SA, 8.5%, 1/15/2019	100,000	124,016
UBS AG Stamford Branch:
Series 10, 5.875%, 7/15/2016 (a)	50,000	51,466
5.875%, 12/20/2017	325,000	336,590
UFJ Finance Aruba AEC, 6.75%, 7/15/2013	150,000	168,153
US Bancorp., 3.15%, 3/4/2015 (a)	150,000	148,448
US Bank NA, 6.375%, 8/1/2011	100,000	106,476
Vale Overseas Ltd.:
6.25%, 1/23/2017	100,000	108,419
6.875%, 11/21/2036	150,000	155,183
6.875%, 11/10/2039	100,000	103,615
Verizon Global Funding Corp.:
7.75%, 12/1/2030	100,000	118,992
7.75%, 6/15/2032	100,000	117,633
Verizon Wireless Capital LLC:
5.55%, 2/1/2014	210,000	229,497
8.5%, 11/15/2018	200,000	249,532
Wachovia Bank NA:
4.875%, 2/1/2015	75,000	77,768
5.0%, 8/15/2015	200,000	207,429
Wachovia Corp.:
4.875%, 2/15/2014	50,000	51,798
5.25%, 8/1/2014	50,000	52,519
Series G, 5.5%, 5/1/2013	325,000	350,989
5.625%, 10/15/2016	100,000	105,385
5.75%, 6/15/2017 (a)	50,000	53,247
Wells Fargo & Co.:
4.625%, 4/15/2014 (a)	100,000	102,593
4.95%, 10/16/2013	50,000	52,822
5.0%, 11/15/2014	50,000	52,272
5.125%, 9/15/2016 (a)	50,000	51,889
5.375%, 2/7/2035	150,000	139,447
5.625%, 12/11/2017	250,000	265,217
Wells Fargo Bank NA, Series AI, 4.75%, 2/9/2015	250,000	259,616
Wells Fargo Financial, Inc., 5.5%, 8/1/2012 (a)	25,000	26,847
Western Union Co.:
5.93%, 10/1/2016 (a)	50,000	55,295
6.2%, 11/17/2036	25,000	25,424
Westpac Banking Corp., 4.875%, 11/19/2019	200,000	198,656

		34,733,304
Health Care 1.0%
Abbott Laboratories:
5.15%, 11/30/2012 (a)	250,000	273,399
6.15%, 11/30/2037	50,000	53,692
Aetna, Inc., 6.625%, 6/15/2036	50,000	52,687
Amgen, Inc.:
4.5%, 3/15/2020 (a)	100,000	99,838
4.85%, 11/18/2014	25,000	27,137
5.85%, 6/1/2017	125,000	138,624
AstraZeneca PLC:
5.4%, 9/15/2012	100,000	109,204
5.9%, 9/15/2017	250,000	279,232
Baxter International, Inc.:
1.8%, 3/15/2013	150,000	149,682
4.625%, 3/15/2015 (a)	25,000	26,722
Bristol-Myers Squibb Co.:
5.25%, 8/15/2013	50,000	55,096
5.875%, 11/15/2036	50,000	51,326
Covidien International Finance SA:
6.0%, 10/15/2017	75,000	82,248
6.55%, 10/15/2037	25,000	27,945
Eli Lilly & Co., 5.2%, 3/15/2017 (a)	125,000	134,525
Express Scripts, Inc., 7.25%, 6/15/2019	125,000	144,712
Genentech, Inc., 4.75%, 7/15/2015	50,000	53,381
GlaxoSmithKline Capital, Inc.:
4.85%, 5/15/2013	100,000	108,390
5.65%, 5/15/2018	125,000	135,730
6.375%, 5/15/2038	100,000	110,295
Johnson & Johnson:
5.55%, 8/15/2017	100,000	110,450
6.95%, 9/1/2029 (a)	50,000	59,989
McKesson Corp., 5.7%, 3/1/2017	75,000	80,318
Medco Health Solutions, Inc., 7.125%, 3/15/2018	75,000	85,508
Medtronic, Inc.:
Series B, 4.75%, 9/15/2015	75,000	81,134
6.5%, 3/15/2039	25,000	27,933
Merck & Co., Inc.:
4.75%, 3/1/2015	100,000	108,150
5.0%, 6/30/2019 (a)	350,000	365,975
5.3%, 12/1/2013	50,000	55,542
5.85%, 6/30/2039 (a)	25,000	26,189
6.5%, 12/1/2033	25,000	28,009
Pfizer, Inc., 6.2%, 3/15/2019	300,000	338,844
Pharmacia Corp., 6.6%, 12/1/2028	75,000	84,352
Quest Diagnostics, Inc.:
4.75%, 1/30/2020	150,000	146,745
6.95%, 7/1/2037 (a)	25,000	27,910
UnitedHealth Group, Inc.:
4.875%, 4/1/2013	25,000	26,571
5.0%, 8/15/2014	9,000	9,493
WellPoint Health Networks, Inc., 6.375%, 1/15/2012	100,000	107,816
WellPoint, Inc., 5.85%, 1/15/2036	150,000	145,143
Wyeth:
5.5%, 2/1/2014	150,000	165,473
5.5%, 2/15/2016	50,000	55,775
5.95%, 4/1/2037	150,000	157,047

		4,408,231
Industrials 0.9%
3M Co.:
Series E, 4.375%, 8/15/2013	100,000	107,269
5.7%, 3/15/2037	25,000	25,842
Archer-Daniels-Midland Co., 5.935%, 10/1/2032	75,000	77,994
Boeing Co.:
3.75%, 11/20/2016 (a)	100,000	101,452
5.125%, 2/15/2013	150,000	162,485
6.625%, 2/15/2038 (a)	50,000	56,490
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	100,000	110,893
Burlington Northern Santa Fe Corp., 5.9%, 7/1/2012	100,000	108,607
Canadian National Railway Co.:
4.4%, 3/15/2013	100,000	105,620
6.375%, 11/15/2037	50,000	55,131
Caterpillar, Inc., 7.3%, 5/1/2031	120,000	142,543
CRH America, Inc., 5.3%, 10/15/2013	100,000	106,520
CSX Corp.:
6.0%, 10/1/2036	100,000	99,343
6.15%, 5/1/2037	50,000	50,393
Danaher Corp., 5.625%, 1/15/2018 (a)	50,000	54,421
Deere & Co., 8.1%, 5/15/2030	50,000	63,403
Emerson Electric Co.:
5.25%, 10/15/2018	50,000	53,249
6.125%, 4/15/2039	50,000	53,593
Federal Express Corp., 9.65%, 6/15/2012	50,000	57,334
General Dynamics Corp., 5.375%, 8/15/2015	100,000	110,099
General Electric Co.:
5.0%, 2/1/2013	200,000	215,595
5.25%, 12/6/2017	100,000	104,885
Honeywell International, Inc.:
5.3%, 3/15/2017 (a)	50,000	53,574
5.3%, 3/1/2018 (a)	50,000	53,255
5.7%, 3/15/2036	50,000	50,268
5.7%, 3/15/2037	50,000	50,204
Lockheed Martin Corp.:
4.25%, 11/15/2019	150,000	145,033
Series B, 6.15%, 9/1/2036	75,000	79,361
M.D.C. Holdings, Inc., 5.375%, 7/1/2015	25,000	25,031
Norfolk Southern Corp.:
5.64%, 5/17/2029	96,000	94,859
7.25%, 2/15/2031	100,000	116,216
7.8%, 5/15/2027	4,000	4,821
Norfolk Southern Railway Co., 9.75%, 6/15/2020	40,000	53,823
Northrop Grumman Systems Corp., 7.75%, 2/15/2031	50,000	61,276
Raytheon Co.:
4.4%, 2/15/2020	100,000	98,563
7.2%, 8/15/2027	75,000	88,229
Republic Services, Inc., 144A, 5.0%, 3/1/2020	100,000	98,061
Tyco International Ltd., 6.875%, 1/15/2021	50,000	57,135
Union Pacific Corp.:
5.75%, 11/15/2017	25,000	26,793
7.0%, 2/1/2016	50,000	57,956
United Parcel Service of America, Inc., 8.375%, 4/1/2020	50,000	64,604
United Parcel Service, Inc., 5.5%, 1/15/2018	200,000	218,811
United Technologies Corp.:
4.875%, 5/1/2015	50,000	54,236
5.375%, 12/15/2017	100,000	107,857
6.1%, 5/15/2012 (a)	50,000	54,681
Waste Management, Inc.:
7.0%, 7/15/2028	50,000	53,761
7.1%, 8/1/2026	100,000	108,853
Xerox Corp.:
5.5%, 5/15/2012	50,000	53,035
6.75%, 2/1/2017	200,000	220,810

		4,174,267
Information Technology 0.5%
Cisco Systems, Inc.:
5.5%, 2/22/2016	250,000	278,579
5.5%, 1/15/2040	200,000	191,794
5.9%, 2/15/2039	50,000	50,763
Fiserv, Inc., 6.125%, 11/20/2012	75,000	81,627
Hewlett-Packard Co.:
4.5%, 3/1/2013	300,000	321,209
4.75%, 6/2/2014	100,000	107,963
6.5%, 7/1/2012	50,000	55,328
International Business Machines Corp.:
4.75%, 11/29/2012	100,000	108,185
5.7%, 9/14/2017 (a)	150,000	166,227
6.5%, 1/15/2028	125,000	139,505
Microsoft Corp., 5.2%, 6/1/2039	50,000	49,478
Oracle Corp.:
4.95%, 4/15/2013	75,000	81,478
5.0%, 7/8/2019 (a)	100,000	104,670
5.25%, 1/15/2016 (a)	100,000	110,164
6.125%, 7/8/2039	125,000	133,063
6.5%, 4/15/2038	100,000	110,378
Pitney Bowes, Inc., 3.875%, 6/15/2013	100,000	105,079

		2,195,490
Materials 0.6%
Alcoa, Inc.:
5.55%, 2/1/2017 (a)	75,000	75,340
5.9%, 2/1/2027	25,000	22,146
5.95%, 2/1/2037 (a)	75,000	61,495
6.0%, 1/15/2012 (a)	25,000	26,386
ArcelorMittal:
6.125%, 6/1/2018	100,000	104,971
9.85%, 6/1/2019 (a)	75,000	95,325
Barrick Gold Corp., 6.95%, 4/1/2019 (a)	125,000	143,025
Dow Chemical Co.:
6.0%, 10/1/2012	100,000	108,857
7.6%, 5/15/2014	250,000	285,398
E.I. du Pont de Nemours & Co.:
3.25%, 1/15/2015	200,000	201,217
6.0%, 7/15/2018	175,000	194,488
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	100,000	111,250
International Paper Co.:
7.5%, 8/15/2021	125,000	142,039
7.95%, 6/15/2018	100,000	116,834
Lafarge SA, 6.5%, 7/15/2016	50,000	52,936
Monsanto Co.:
5.5%, 8/15/2025	25,000	24,615
Series 1, 5.5%, 7/30/2035	50,000	48,339
Newmont Mining Corp.:
5.125%, 10/1/2019	100,000	100,596
5.875%, 4/1/2035	20,000	19,253
Nucor Corp.:
5.85%, 6/1/2018 (a)	25,000	27,138
6.4%, 12/1/2037	50,000	53,598
Potash Corp. of Saskatchewan, Inc., 6.5%, 5/15/2019 (a)	100,000	111,224
Praxair, Inc.:
3.95%, 6/1/2013	50,000	52,591
4.5%, 8/15/2019	75,000	75,796
Rio Tinto Alcan, Inc.:
4.5%, 5/15/2013	100,000	105,179
4.875%, 9/15/2012	10,000	10,580
5.2%, 1/15/2014 (a)	25,000	26,579
6.125%, 12/15/2033	50,000	51,615

		2,448,810
Telecommunication Services 1.0%
America Movil SAB de CV:
5.75%, 1/15/2015	50,000	54,652
6.125%, 11/15/2037	100,000	97,524
Ameritech Capital Funding Corp., 6.55%, 1/15/2028	100,000	98,263
AT&T, Inc.:
4.85%, 2/15/2014	100,000	107,369
5.1%, 9/15/2014	25,000	27,049
5.6%, 5/15/2018	200,000	213,635
5.8%, 2/15/2019 (a)	450,000	481,026
5.875%, 8/15/2012	150,000	163,960
6.55%, 2/15/2039	300,000	315,373
6.8%, 5/15/2036	50,000	52,866
8.0%, 11/15/2031	20,000	24,315
AT&T Mobility LLC, 6.5%, 12/15/2011	75,000	81,273
BellSouth Corp.:
5.2%, 9/15/2014	100,000	107,745
6.0%, 11/15/2034	100,000	96,543
British Telecommunications PLC:
5.95%, 1/15/2018	50,000	51,330
9.625%, 12/15/2030	70,000	88,150
Embarq Corp.:
7.082%, 6/1/2016	175,000	190,601
7.995%, 6/1/2036	125,000	126,743
France Telecom SA:
5.375%, 7/8/2019	150,000	158,289
8.5%, 3/1/2031	75,000	99,483
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	50,000	62,067
Motorola, Inc., 7.5%, 5/15/2025	50,000	51,525
Nokia Corp., 5.375%, 5/15/2019	150,000	157,993
Qwest Corp., 8.375%, 5/1/2016	150,000	168,750
Rogers Communications, Inc., 6.8%, 8/15/2018	100,000	113,755
Telefonica Emisiones SAU, 6.421%, 6/20/2016	125,000	138,865
Verizon Communications, Inc.:
5.55%, 2/15/2016	100,000	109,328
6.35%, 4/1/2019 (a)	675,000	747,365
Verizon New York, Inc., Series A, 6.875%, 4/1/2012	25,000	27,221
Verizon Virginia, Inc., Series A, 4.625%, 3/15/2013	100,000	104,889
Vodafone Group PLC:
5.0%, 9/15/2015	325,000	343,838
6.15%, 2/27/2037	125,000	128,035

		4,789,820
Utilities 1.3%
Alabama Power Co., 6.125%, 5/15/2038	100,000	105,666
American Electric Power Co., Inc., 5.25%, 6/1/2015 (a)	100,000	106,916
Arizona Public Service Co., 6.5%, 3/1/2012	75,000	80,722
Atmos Energy Corp., 4.95%, 10/15/2014	25,000	26,440
CenterPoint Energy Houston Electric LLC, Series J2, 5.7%, 3/15/2013 (a)	100,000	108,489
Cleveland Electric Illuminating Co.:
5.7%, 4/1/2017	150,000	156,728
Series D, 7.88%, 11/1/2017	75,000	88,817
Commonwealth Edison Co.:
5.8%, 3/15/2018	50,000	54,080
Series 106, 6.15%, 9/15/2017	100,000	110,513
Consolidated Edison Co. of New York:
4.875%, 2/1/2013	50,000	53,736
6.2%, 6/15/2036	125,000	131,384
Series 08-B, 6.75%, 4/1/2038	50,000	56,407
Constellation Energy Group, Inc., 4.55%, 6/15/2015	30,000	30,680
Detroit Edison Co., 5.7%, 10/1/2037	50,000	49,404
Dominion Resources, Inc.:
Series C, 5.15%, 7/15/2015	50,000	53,666
Series B, 5.95%, 6/15/2035 (a)	50,000	50,537
DTE Energy Co., 7.05%, 6/1/2011	50,000	52,700
Duke Energy Carolinas LLC, 5.3%, 10/1/2015	75,000	82,038
Duke Energy Indiana, Inc.:
5.0%, 9/15/2013	100,000	105,723
6.45%, 4/1/2039	150,000	163,224
Duke Energy Ohio, Inc., 2.1%, 6/15/2013	100,000	100,125
Emerson Electric Co., 4.75%, 10/15/2015	75,000	80,939
Entergy Texas, Inc., 7.125%, 2/1/2019 (a)	100,000	112,143
Exelon Corp., 5.625%, 6/15/2035	25,000	23,216
Exelon Generation Co., LLC, 5.2%, 10/1/2019	125,000	126,276
Florida Power & Light Co.:
4.95%, 6/1/2035	50,000	44,730
5.65%, 2/1/2037 (a)	50,000	49,202
Florida Power Corp., 5.65%, 6/15/2018	125,000	135,346
Georgia Power Co., 4.25%, 12/1/2019 (a)	100,000	98,186
KeySpan Corp., 8.0%, 11/15/2030	50,000	60,274
MidAmerican Energy Co., 5.3%, 3/15/2018	100,000	104,185
MidAmerican Energy Holdings Co.:
5.875%, 10/1/2012	25,000	27,291
6.125%, 4/1/2036	175,000	176,317
6.5%, 9/15/2037	100,000	105,748
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	26,554
Northern States Power Co., 6.25%, 6/1/2036 (a)	100,000	107,606
NSTAR Electric Co., 4.875%, 4/15/2014	25,000	26,657
Pacific Gas & Electric Co.:
5.4%, 1/15/2040 (a)	50,000	47,061
5.625%, 11/30/2017	25,000	26,914
5.8%, 3/1/2037	100,000	99,226
6.05%, 3/1/2034	200,000	205,963
Pepco Holdings, Inc., 6.45%, 8/15/2012	100,000	107,147
PPL Energy Supply LLC, 5.4%, 8/15/2014	100,000	105,707
Progress Energy, Inc.:
6.0%, 12/1/2039	100,000	97,464
6.85%, 4/15/2012	35,000	38,188
7.75%, 3/1/2031	50,000	58,961
PSE&G Power LLC, 5.5%, 12/1/2015	50,000	53,994
Public Service Co. of Colorado, 4.875%, 3/1/2013 (a)	75,000	81,207
Puget Sound Energy, Inc.:
5.483%, 6/1/2035	25,000	23,432
5.795%, 3/15/2040	100,000	97,882
SCANA Corp.:
6.25%, 2/1/2012	60,000	64,337
6.875%, 5/15/2011	25,000	26,393
Scottish Power Ltd., 5.375%, 3/15/2015	150,000	159,438
Sempra Energy, 6.0%, 2/1/2013 (a)	25,000	26,956
Sierra Pacific Power Co., 5.45%, 9/1/2013	50,000	53,968
Southern California Edison Co.:
6.0%, 1/15/2034	50,000	52,155
6.05%, 3/15/2039	50,000	52,707
6.65%, 4/1/2029	100,000	108,893
Southern California Gas Co., 5.75%, 11/15/2035 (a)	50,000	50,962
Southern Power Co., Series B, 6.25%, 7/15/2012	25,000	27,337
Southern Union Co., 8.25%, 11/15/2029	50,000	57,090
Southwestern Electric Power Co.:
Series F, 5.875%, 3/1/2018	150,000	156,652
6.2%, 3/15/2040	100,000	99,765
TransAlta Corp., 4.75%, 1/15/2015	150,000	154,903
Union Electric Co., 6.4%, 6/15/2017	100,000	109,734
United Utilities PLC, 5.375%, 2/1/2019	30,000	29,732
Virginia Electric & Power Co.:
5.4%, 4/30/2018	200,000	212,294
8.875%, 11/15/2038	50,000	69,476
Wisconsin Energy Corp., 6.5%, 4/1/2011	50,000	52,715
Xcel Energy, Inc., 6.5%, 7/1/2036 (a)	75,000	79,228

		5,760,546

Total Corporate Bonds (Cost $71,614,856)		74,855,340
Mortgage-Backed Securities Pass-Throughs 35.8%
Federal Home Loan Mortgage Corp.:
4.0%, with various maturities from 1/1/2020 until 12/1/2038 (b)	3,648,680	3,622,914
4.449% *, 12/1/2033	54,927	56,376
4.5%, with various maturities from 1/1/2020 until 11/1/2039 (b)	11,210,824	11,355,330
4.549% *, 3/1/2035	20,520	21,209
4.848% *, 9/1/2035	45,712	47,301
4.858% *, 9/1/2035	180,112	188,130
4.879% *, 11/1/2035	81,219	84,775
4.888% *, 12/1/2034	66,896	70,216
5.0%, with various maturities from 12/1/2017 until 4/1/2040 (b)	14,279,112	14,828,423
5.131% *, 6/1/2035	96,015	100,672
5.22% *, 12/1/2035	181,191	188,529
5.341% *, 3/1/2036	1,106,936	1,162,975
5.394% *, 11/1/2035	123,623	129,882
5.5%, with various maturities from 11/1/2013 until 11/1/2038 (b)	12,016,404	12,725,147
5.504% *, 5/1/2037	51,428	53,752
5.52% *, 1/1/2037	57,631	60,689
5.643% *, 5/1/2037	80,342	85,190
5.648% *, 4/1/2036	50,074	53,058
5.687% *, 4/1/2037	150,931	159,593
5.851% *, 4/1/2037	58,743	61,696
5.868% *, 12/1/2036	47,310	49,988
5.874% *, 2/1/2038	220,037	233,127
5.909% *, 2/1/2037	111,586	118,421
6.0%, with various maturities from 9/1/2021 until 7/1/2038 (b)	6,760,619	7,273,132
6.01% *, 9/1/2037	194,431	203,933
6.341% *, 8/1/2036	34,321	36,385
6.5%, with various maturities from 12/1/2014 until 8/1/2036 (b)	1,838,086	2,002,991
7.0%, with various maturities from 12/1/2024 until 12/1/2026	44,565	49,606
7.5%, with various maturities from 5/1/2024 until 6/1/2027	8,333	9,119
Federal National Mortgage Association:
4.0%, with various maturities from 12/1/2020 until 4/1/2039 (b)	6,696,871	6,627,537
4.029% *, 3/1/2035	149,108	155,392
4.5%, with various maturities from 2/1/2020 until 4/1/2040 (b)	16,583,360	16,762,420
4.656% *, 4/1/2035	161,616	167,695
4.914% *, 8/1/2036	45,277	47,069
4.924% *, 6/1/2035	164,281	168,409
4.95% *, 8/1/2035	164,213	172,704
4.957% *, 6/1/2035	68,053	69,950
5.0%, with various maturities from 5/1/2019 until 9/1/2039 (b)	16,716,807	17,352,483
5.118% *, 7/1/2035	62,459	65,383
5.156% *, 1/1/2036	127,776	133,847
5.48% *, 1/1/2036	152,509	161,478
5.5%, with various maturities from 8/1/2019 until 12/1/2038 (b)	17,823,741	18,812,726
5.554% *, 10/1/2036	68,265	71,721
5.638% *, 1/1/2037	59,343	62,132
5.726% *, 1/1/2037	59,246	62,102
5.751% *, 3/1/2037	71,424	74,819
5.763% *, 11/1/2036	127,854	135,541
5.846% *, 6/1/2036	280,851	295,421
5.912% *, 9/1/2036	79,284	84,140
6.0%, with various maturities from 12/1/2016 until 4/1/2039 (b)	13,087,181	13,947,319
6.5%, with various maturities from 1/1/2018 until 1/1/2038	3,876,987	4,212,941
7.0%, with various maturities from 6/1/2012 until 6/1/2038	1,054,482	1,155,204
7.5%, with various maturities from 1/1/2024 until 4/1/2028	22,197	24,307
8.0%, with various maturities from 12/1/2021 until 11/1/2031	35,868	39,685
8.5%, with various maturities from 12/1/2025 until 8/1/2031	13,408	15,045
Government National Mortgage Association:
4.0%, with various maturities from 11/15/2024 until 3/1/2039 (b)	1,291,820	1,287,471
4.5%, with various maturities from 3/1/2039 until 5/15/2039 (b)	6,327,618	6,397,832
5.0%, with various maturities from 10/20/2035 until 9/20/2039 (b)	8,042,282	8,351,713
5.5%, with various maturities from 9/15/2033 until 9/15/2039	4,807,016	5,094,990
6.0%, with various maturities from 2/15/2029 until 1/20/2039	3,160,271	3,388,480
6.5%, with various maturities from 11/15/2023 until 10/20/2037	1,126,150	1,223,090
7.0%, 1/15/2039	194,281	211,448
7.5%, with various maturities from 8/15/2029 until 6/15/2032	40,193	43,983
8.0%, with various maturities from 7/15/2022 until 3/15/2032	77,194	87,232
8.5%, 11/15/2029	20,734	23,199
9.0%, 1/15/2023	25,095	28,268

Total Mortgage-Backed Securities Pass-Throughs (Cost $159,069,620)		162,047,735
Asset-Backed 0.3%
Automobile Receivables 0.1%
USAA Auto Owner Trust:
"A3", Series 2009-2, 1.54%, 2/18/2014	150,000	150,979
"A4", Series 2009-2, 2.53%, 7/15/2015	100,000	101,472
"A4", Series 2009-1, 4.77%, 9/15/2014	150,000	160,553

		413,004
Credit Card Receivables 0.1%
Capital One Multi-Asset Execution Trust, "A7", Series 2005-A7, 4.7%, 6/15/2015	100,000	106,538
Citibank Credit Card Issuance Trust:
"A10", Series 2003-A10, 4.75%, 12/10/2015	100,000	108,245
"A8", Series 2004-A8, 4.9%, 12/12/2016	100,000	108,420
"A3", Series 2006-A3, 5.3%, 3/15/2018	100,000	109,846
"A8", Series 2007-A8, 5.65%, 9/20/2019	200,000	221,324
Discover Card Master Trust, "A4", Series 2008-A4, 5.65%, 12/15/2015	100,000	109,823

		764,196
Miscellaneous 0.1%
CenterPoint Energy Transition Bond Co., LLC, "A4", Series 2005-A, 5.17%, 8/1/2019	100,000	111,001
Entergy Texas Restoration Funding LLC, "A3", Series 2009-A, 4.38%, 11/1/2023	50,000	50,421
Oncor Electric Delivery Transition Bond Co., "A3", Series 2003-1, 4.95%, 2/15/2015	91,786	97,245

		258,667

Total Asset-Backed (Cost $1,368,231)		1,435,867
Commercial Mortgage-Backed Securities 3.0%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2004-1, 4.76%, 11/10/2039	200,000	204,126
"A3", Series 2003-2, 4.873%, 3/11/2041	300,000	314,091
"A6", Series 2004-4, 4.877%, 7/10/2042	120,000	121,365
"A4", Series 2005-1, 5.203% *, 11/10/2042	310,000	321,223
"A4", Series 2007-1, 5.451%, 1/15/2049	100,000	98,074
"A4", Series 2006-4, 5.634%, 7/10/2046	500,000	506,932
Bear Stearns Commercial Mortgage Securities, Inc.:
"A4", Series 2004-T14, 5.2%, 1/12/2041	500,000	523,585
"A4A", Series 2005-T20, 5.297% *, 10/12/2042	300,000	310,006
"A4", Series 2007-T26, 5.471%, 1/12/2045	650,000	662,195
"A4", Series 2006-T24, 5.537%, 10/12/2041	300,000	306,550
"A4", Series 2006-PW13, 5.54%, 9/11/2041	500,000	514,661
Citigroup Commercial Mortgage Trust, "A4", Series 2004-C1, 5.546% *, 4/15/2040	100,000	105,509
Commercial Mortgage Pass-Through Certificates, "A2", Series 2004-LB4A, 4.049%, 10/15/2037	24,527	24,588
Credit Suisse Mortgage Capital Certificates, "A4", Series 2006-C1, 5.609% *, 2/15/2039	380,000	391,623
CS First Boston Mortgage Securities Corp., "A5", Series 2003-C3, 3.936%, 5/15/2038	250,000	254,655
First Union National Bank Commercial Mortgage, "A2", Series 2001-C4, 6.223%, 12/12/2033	150,000	157,541
GE Capital Commercial Mortgage Corp., "A4", Series 2003-C2, 5.145%, 7/10/2037	337,000	355,966
GMAC Commercial Mortgage Securities, Inc., "A4", Series 2003-C3, 5.023%, 4/10/2040	200,000	209,975
Greenwich Capital Commercial Funding Corp., "A7", Series 2004-GG1, 5.317% *, 6/10/2036	200,000	210,287
GS Mortgage Securities Corp. II, "A4A", Series 2005-GG4, 4.751%, 7/10/2039	100,000	100,963
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2004-C1, 4.302%, 1/15/2038	293,912	295,413
"A2", Series 2002-CIB5, 5.161%, 10/12/2037	200,000	210,732
"A4", Series 2005-LDP5, 5.344% *, 12/15/2044	650,000	672,882
"AJ", Series 2006-CB17, 5.489%, 12/12/2043	250,000	154,638
"A4", Series 2006-CB16, 5.552%, 5/12/2045	150,000	152,429
"A4", Series 2006-CB15, 5.814% *, 6/12/2043	250,000	257,932
LB-UBS Commercial Mortgage Trust:
"A4", Series 2003-C3, 4.166%, 5/15/2032	250,000	255,560
"A2", Series 2006-C6, 5.262%, 9/15/2039	75,000	77,335
"A3", Series 2006-C7, 5.347%, 11/15/2038	500,000	501,840
"A2", Series 2008-C1, 6.324% *, 4/15/2041	400,000	418,833
"A4", Series 2002-C1, 6.462%, 3/15/2031	200,000	213,925
Merrill Lynch Mortgage Trust:
"A2", Series 2004-BPC1, 4.071%, 10/12/2041	30,468	30,505
"A4", Series 2005-MCP1, 4.747% *, 6/12/2043	200,000	202,880
"A6", Series 2005-CKI1, 5.405% *, 11/12/2037	100,000	103,615
Merrill Lynch/Countrywide Commercial Mortgage Trust, "A4", Series 2006-1, 5.594% *, 2/12/2039	200,000	206,551
Morgan Stanley Capital I:
"A4", Series 2003-IQ6, 4.97%, 12/15/2041	358,000	375,441
"A5", Series 2004-IQ8, 5.11%, 6/15/2040	650,000	661,181
"A4", Series 2005-HQ5, 5.168%, 1/14/2042	650,000	679,272
"A4", Series 2006-HQ9, 5.731%, 7/12/2044	500,000	516,050
"A4", Series 2007-T27, 5.802% *, 6/11/2042	585,000	604,940
Wachovia Bank Commercial Mortgage Trust:
"A3", Series 2003-C9, 4.608%, 12/15/2035	81,948	84,105
"A4", Series 2004-C15, 4.803%, 10/15/2041	500,000	503,088
"A4", Series 2005-C22, 5.445% *, 12/15/2044	500,000	512,232

Total Commercial Mortgage-Backed Securities (Cost $12,696,973)		13,385,294
Government & Agency Obligations 40.7%
Other Government Related(c) 1.5%
European Investment Bank, 1.75%, 9/14/2012 (a)	200,000	201,365
General Electric Capital Corp., FDIC Guaranteed, 2.125%, 12/21/2012 (a)	1,000,000	1,013,083
Hydro-Quebec:
Series JL, 6.3%, 5/11/2011	50,000	53,041
Series HY, 8.4%, 1/15/2022	100,000	128,591
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 6/29/2037	500,000	122,560
3.25%, 3/15/2013	750,000	779,725
3.5%, 3/10/2014	100,000	104,064
4.125%, 10/15/2014	150,000	157,379
4.75%, 5/15/2012 (a)	400,000	428,482
7.0%, 3/1/2013	275,000	312,706
Landwirtschaftliche Rentenbank:
3.125%, 7/15/2015	200,000	200,623
3.25%, 3/15/2013 (a)	250,000	259,253
5.125%, 2/1/2017	100,000	109,081
Oesterreichische Kontrollbank AG:
4.5%, 3/9/2015	350,000	371,392
4.75%, 10/16/2012	100,000	107,530
Ontario Electricity Financial Corp., 7.45%, 3/31/2013	50,000	57,260
Pemex Project Funding Master Trust:
5.75%, 3/1/2018	200,000	205,829
6.625%, 6/15/2035 (a)	50,000	49,259
The Goldman Sachs Group, Inc., FDIC Guaranteed, 1.625%, 7/15/2011	2,000,000	2,022,534

		6,683,757
Sovereign Bonds 1.1%
Federal Republic of Brazil:
6.0%, 1/17/2017	100,000	108,650
7.125%, 1/20/2037	50,000	56,925
8.875%, 10/14/2019	100,000	128,750
8.875%, 4/15/2024	100,000	132,000
11.0%, 8/17/2040 (a)	655,000	876,717
Province of Nova Scotia, 5.75%, 2/27/2012	50,000	53,827
Province of Ontario:
4.0%, 10/7/2019	300,000	294,577
4.375%, 2/15/2013	100,000	106,624
4.5%, 2/3/2015	150,000	160,659
4.95%, 11/28/2016 (a)	25,000	27,116
Province of Quebec:
4.625%, 5/14/2018 (a)	50,000	52,179
5.125%, 11/14/2016	50,000	54,753
Series NN, 7.125%, 2/9/2024	100,000	120,110
Series PD, 7.5%, 9/15/2029	100,000	130,156
Republic of Italy:
4.5%, 1/21/2015	250,000	262,392
5.375%, 6/12/2017	300,000	322,414
5.375%, 6/15/2033	100,000	99,180
6.875%, 9/27/2023	200,000	229,371
Republic of Korea:
4.875%, 9/22/2014	50,000	53,113
5.125%, 12/7/2016	100,000	105,267
Republic of Peru:
6.55%, 3/14/2037	50,000	53,500
7.35%, 7/21/2025	115,000	133,400
8.375%, 5/3/2016	75,000	91,238
Republic of Poland, 6.375%, 7/15/2019	200,000	219,104
Republic of South Africa, 6.875%, 5/27/2019	100,000	111,625
State of Israel, 5.125%, 3/26/2019 (a)	100,000	103,577
United Mexican States:
5.625%, 1/15/2017	470,000	502,900
6.375%, 1/16/2013	350,000	388,500
Series A, 6.75%, 9/27/2034	216,000	237,600

		5,216,224
US Government Sponsored Agencies 7.3%
Federal Home Loan Bank:
1.625%, 7/27/2011	1,000,000	1,011,083
1.625%, 9/26/2012 (a)	1,000,000	1,003,176
1.625%, 11/21/2012	1,500,000	1,504,059
1.75%, 8/22/2012	1,000,000	1,007,466
3.375%, 2/27/2013	1,000,000	1,045,652
3.875%, 6/14/2013 (a)	1,000,000	1,060,517
4.5%, 11/15/2012	1,000,000	1,074,711
5.375%, 8/19/2011	1,000,000	1,060,718
Federal Home Loan Mortgage Corp.:
1.625%, 4/26/2011 (a)	1,800,000	1,819,453
2.125%, 9/21/2012	2,700,000	2,742,395
2.5%, 4/23/2014	2,200,000	2,217,943
2.875%, 2/9/2015	1,000,000	1,006,141
3.75%, 3/27/2019	1,000,000	975,570
4.5%, 1/15/2013	500,000	538,346
5.125%, 4/18/2011	1,000,000	1,047,087
6.25%, 7/15/2032	300,000	347,233
6.75%, 9/15/2029 (a)	3,000	3,590
Federal National Mortgage Association:
1.375%, 4/28/2011	5,000,000	5,040,160
1.75%, 5/7/2013	2,000,000	1,997,831
2.125%, 1/25/2013	500,000	501,201
3.875%, 7/12/2013	1,400,000	1,490,604
4.875%, 5/18/2012	1,300,000	1,397,982
5.125%, 8/19/2024	1,000,000	1,032,391
6.25%, 5/15/2029	1,000,000	1,129,823
7.125%, 1/15/2030 (a)	50,000	62,834
7.25%, 5/15/2030 (a)	200,000	254,246
Tennessee Valley Authority, 5.25%, 9/15/2039 (a)	500,000	494,439

		32,866,651
US Treasury Obligations 30.8%
US Treasury Bonds:
3.5%, 2/15/2039	1,950,000	1,577,977
4.25%, 5/15/2039 (a)	3,725,000	3,451,443
4.375%, 2/15/2038 (a)	565,000	537,280
4.375%, 11/15/2039	4,000,000	3,782,500
4.5%, 2/15/2036	50,000	48,836
4.5%, 8/15/2039 (a)	2,500,000	2,414,062
6.0%, 2/15/2026	385,000	454,059
6.25%, 8/15/2023	1,200,000	1,442,063
7.25%, 8/15/2022	415,000	539,371
7.625%, 11/15/2022	90,000	120,530
7.875%, 2/15/2021	300,000	403,500
8.0%, 11/15/2021	565,000	769,813
8.75%, 5/15/2020	300,000	422,813
8.75%, 8/15/2020	450,000	636,047
US Treasury Notes:
0.875%, 4/30/2011	5,000,000	5,020,510
1.125%, 6/30/2011	2,000,000	2,014,532
1.125%, 12/15/2011 (a)	3,000,000	3,013,359
1.125%, 1/15/2012	4,000,000	4,014,688
1.125%, 12/15/2012	5,000,000	4,956,640
1.375%, 2/15/2012	2,000,000	2,015,546
1.375%, 4/15/2012 (a)	2,000,000	2,013,906
1.375%, 1/15/2013	5,000,000	4,983,985
1.5%, 12/31/2013 (a)	1,000,000	981,562
1.75%, 11/15/2011 (a)	1,000,000	1,015,078
1.75%, 3/31/2014 (a)	3,000,000	2,955,000
1.875%, 6/15/2012	6,750,000	6,860,214
1.875%, 2/28/2014	4,000,000	3,966,248
2.0%, 11/30/2013	5,000,000	5,008,595
2.125%, 11/30/2014	2,000,000	1,973,750
2.25%, 5/31/2014 (a)	2,500,000	2,503,320
2.25%, 1/31/2015 (a)	2,000,000	1,978,282
2.375%, 8/31/2014	3,000,000	3,007,032
2.375%, 9/30/2014 (a)	5,000,000	5,001,560
2.625%, 7/31/2014	2,250,000	2,280,762
2.625%, 12/31/2014	5,000,000	5,035,940
2.625%, 2/29/2016	1,750,000	1,719,921
2.75%, 2/28/2013	500,000	517,461
2.75%, 2/15/2019	3,000,000	2,784,609
3.0%, 8/31/2016 (a)	2,000,000	1,985,468
3.125%, 9/30/2013	2,500,000	2,606,835
3.125%, 1/31/2017	5,000,000	4,964,455
3.25%, 3/31/2017	3,500,000	3,495,625
3.375%, 11/15/2019	3,500,000	3,377,227
3.5%, 2/15/2018	2,500,000	2,507,617
3.625%, 12/31/2012 (a)	500,000	529,531
3.625%, 8/15/2019	2,500,000	2,469,530
3.625%, 2/15/2020 (a)	8,000,000	7,863,752
3.75%, 11/15/2018 (a)	475,000	478,600
4.0%, 8/15/2018 (a)	600,000	618,047
4.25%, 1/15/2011 (a)	2,700,000	2,782,687
4.25%, 9/30/2012 (a)	400,000	429,156
4.25%, 11/15/2013 (a)	2,950,000	3,195,449
4.5%, 4/30/2012 (a)	250,000	267,813
4.5%, 11/15/2015	1,480,000	1,617,131
4.5%, 2/15/2016	660,000	718,936
4.5%, 5/15/2017 (a)	1,140,000	1,230,844
4.625%, 2/29/2012 (a)	500,000	534,883
4.625%, 2/15/2017 (a)	1,250,000	1,362,011
4.875%, 6/30/2012	1,500,000	1,624,101
4.875%, 8/15/2016 (a)	2,425,000	2,687,392

		139,569,884

Total Government & Agency Obligations (Cost $183,388,415)		184,336,516
Municipal Bonds and Notes 0.2%
California, State Build America Bonds:
7.3%, 10/1/2039	300,000	302,109
7.55%, 4/1/2039	90,000	93,925
Chicago, IL, Transit Authority, Transfer Tax Receipts Revenue, Series A, 6.899%, 12/1/2040 (d)	50,000	53,803
Connecticut, State General Obligation, Series A, 5.85%, 3/15/2032	100,000	105,440
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057	100,000	99,713
Illinois, State General Obligation, Taxable Pension, 5.1%, 6/1/2033 (d)	275,000	227,661
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	25,000	25,707

Total Municipal Bonds and Notes (Cost $925,990)		908,358
Preferred Securities 0.1%
Financials
Capital One Capital V, 10.25%, 8/15/2039	100,000	118,468
Goldman Sachs Capital II, 5.793%, 6/1/2012 (e)	50,000	42,375
MUFG Capital Finance 1 Ltd., 6.346%, 7/25/2016 (e)	100,000	99,155
USB Capital IX, 6.189%, 4/15/2011 (e)	50,000	42,750
XL Capital Ltd., Series E, 6.5%, 4/15/2017 (e)	50,000	42,500

Total Preferred Securities (Cost $340,426)		345,248

	Shares	Value ($)
Securities Lending Collateral 12.4%
Daily Assets Fund Institutional, 0.22% (f) (g) (Cost $56,318,354)	56,318,354	56,318,354
Cash Equivalents 18.3%
Central Cash Management Fund, 0.16% (f) (Cost $82,610,225)	82,610,225	82,610,225

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $568,333,090) †	127.4	576,242,937
Other Assets and Liabilities, Net (a)	(27.4)	(124,067,474)

Net Assets	100.0	452,175,463

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of March 31, 2010.

†
The cost for federal income tax purposes was $568,291,953.  At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $7,950,984.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,985,414 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,034,430.

(a)
All or a portion of these securities were on loan amounting to $54,750,387. In addition, included in other assets and liabilities, net is a pending sale, amounting to $96,064, that is also on loan. The value of all securities loaned at March 31, 2010 amounted to $54,846,451 which is 12.1% of net assets.

(b)	When-issued or delayed delivery security included.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	Taxable issue.
(e)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$74,855,340	$—	$74,855,340
Mortgage-Backed Securities Pass-Throughs	—	162,047,735	—	162,047,735
Asset-Backed	—	1,435,867	—	1,435,867
Commercial Mortgage-Backed Securities	—	13,385,294	—	13,385,294
Government & Agency Obligations	—	184,336,516	—	184,336,516
Municipal Bonds and Notes	—	908,358	—	908,358
Preferred Securities	—	345,248	—	345,248
Short-Term Investments(h)	138,928,579	—	—	138,928,579
Total	$138,928,579	$437,314,358	$—	$576,242,937

(h)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 21, 2010